Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	€ 3,721	€ 4,261	€ 4,516
Increases	(424)	(790)	(255)
Decreases	0	(2)
Reclassifications	(16)
Balance at the end	3,282	3,721	4,261
Depreciation charges	700	900
IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	49	4,513
Balance at the end		49	4,513
Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	9,736	9,380	8,937
Increases	292	107	443
Decreases	0	(2)
Reclassifications	(218)
Balance at the end	9,810	9,736	9,380
Gross | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning		9,632
Balance at the end			9,632
Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(6,015)	(5,119)	(4,421)
Increases	(716)	(897)	(698)
Decreases		1
Reclassifications	202
Balance at the end	(6,528)	(6,015)	(5,119)
Land | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	172	172	172
Balance at the end	172	172	172
Buildings | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	3,407	3,407	3,407
Balance at the end	3,407	3,407	3,407
Buildings | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(1,542)	(1,346)	(1,144)
Increases	(196)	(196)	(202)
Balance at the end	(1,737)	(1,542)	(1,346)
Technical facilities, equipment and tooling | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	4,748	4,677	4,267
Increases	108	74	334
Decreases	0	(2)
Reclassifications			75
Balance at the end	4,856	4,748	4,677
Technical facilities, equipment and tooling | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(3,396)	(2,999)	(2,608)
Increases	(386)	(398)	(391)
Decreases		1
Balance at the end	(3,782)	(3,396)	(2,999)
Other property, plant and equipment | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,157	1,081	1,023
Increases	46	33	58
Decreases	0
Reclassifications		43
Balance at the end	1,203	1,157	1,081
Other property, plant and equipment | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(874)	(774)	(668)
Increases	(102)	(100)	(105)
Balance at the end	(976)	(874)	(774)
Property, plant and equipment in progress | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning		43	67
Increases	137		51
Reclassifications		(43)	(75)
Balance at the end	137		43
Right of use | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	252	252
Reclassifications	(218)
Balance at the end	34	252	€ 252
Right of use | Amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(203)
Increases	(32)	(203)
Reclassifications	202
Balance at the end	€ (33)	€ (203)